The following is the Semi-Annual Report for High Yield Bond Portfolio, a portfolio of Federated Core Trust, covering the six-month period ended June 30, 1999. If you have any questions or comments, please contact your investment representative.



    PRINCIPAL
     AMOUNT                                                                                VALUE

CORPORATE BONDS--95.7%

                   AEROSPACE & DEFENSE--0.3%

       $1,850,000  (1)(2) Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009                  $1,831,500
          500,000  (1)(2) Condor Systems, Inc., Sr. Sub. Note, 11.875%, 5/1/2009             487,500
                       Total                                                               2,319,000

                   AUTO/TRUCK--0.5%

        1,450,000  (1)(2) HDA Parts System, Inc., Sr. Sub. Note, 12.00%, 8/1/2005          1,471,750
        2,100,000  (1)(2) J.L. French Automotive Castings, Inc., Sr. Sub. Note,            2,152,500
                   11.50%, 6/1/2009

                       Total                                                               3,624,250

                   AUTOMOBILE--3.1%

        2,875,000  Accuride Corp., Sr. Sub. Note, 9.25%, 2/1/2008                          2,831,875
        1,701,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004             1,777,545
          155,000  Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%,              161,975
                   8/1/2004
        3,000,000  American Axle & Manufacturing, Inc., Company Guarantee, 9.75%,
                   3/1/2009                                                                3,022,500
        4,650,000  Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006         4,719,750
        2,175,000  (1)(2) Lear Corp., Sr. Note, 8.11%, 5/15/2009                           2,113,991

          600,000  Lear Corp., Sub. Note, 9.50%, 7/15/2006                                   619,500
          750,000  Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                            738,750
        2,500,000  (1)(2) Motor Coach Industries International, Inc., Sr. Sub. Note,
                   11.25%, 5/1/2009                                                        2,512,500
        1,975,000  Oxford Automotive, Inc., Sr. Sub. Note, 10.125%, 6/15/2007              2,004,625
                       Total
                   BANKING--0.9%

        6,300,000  GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005                             6,113,205
                   BEVERAGE & TOBACCO--0.5%

        1,200,000  Canandaigua Brands, Inc., Sr. Sub. Note, 8.50%, 3/1/2009                1,161,000
        1,800,000  Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                 1,593,000
          850,000  (1)(2) National Wine & Spirits, Inc., Sr. Note, 10.125%, 1/15/2009        877,625
                       Total                                                               3,631,625
                   BROADCAST RADIO & TV--7.3%

        4,175,000  (3) ACME Television, LLC, Sr. Disc. Note, 0/10.875%, 9/30/2004          3,486,125
        1,600,000  (2)(3) Benedek Communications Corp., Sr. Sub. Note, 0/13.25%,           1,336,000
                   5/15/2006

        3,150,000  (3) Big City Radio, Inc., Company Guarantee, 0/11.25%, 3/15/2005        2,244,375
        1,150,000  Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%, 7/1/2007     1,207,500
        1,850,000  Chancellor Media Corp., Company Guarantee, 10.50%, 1/15/2007            2,025,750
        2,000,000  Chancellor Media Corp., Company Guarantee, 8.00%, 11/1/2008             1,960,000
        2,375,000  Chancellor Media Corp., Company Guarantee, 9.00%, 10/1/2008             2,422,500
        5,900,000  Chancellor Media Corp., Sr. Sub. Note, 8.125%, 12/15/2007               5,723,000
        1,675,000  Chancellor Media Corp., Sr. Sub. Note, 8.75%, 6/15/2007                 1,675,000
        1,250,000  Chancellor Media Corp., Sr. Sub. Note, 9.375%, 10/1/2004                1,278,125
        1,750,000  Cumulus Media, Inc., Sr. Sub. Note, 10.375%, 7/1/2008                   1,863,750
        6,550,000  (3) Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007       5,141,750
        1,300,000  Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007                  1,352,000
          550,000  Lamar Advertising Co., Sr. Sub. Note, 8.625%, 9/15/2007                   555,500
        1,300,000  Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006                 1,332,500
        3,850,000  Outdoor Systems, Inc., Sr. Sub. Note, 8.875%, 6/15/2007                 4,037,688
          822,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                  875,430
        2,000,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005        2,050,000
        4,650,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%, 12/15/2007        4,545,375
        2,400,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/2007         2,370,000
        1,050,000  Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006               1,029,000
                       Total                                                              48,511,368

                   BUILDING & DEVELOPMENT--1.2%

          650,000  American Architectural Products Corp., Sr. Note, 11.75%, 12/1/2007        490,750
        1,375,000  American Builders & Contractors Supply Co., Inc., Sr. Sub. Note,

                   10.625%, 5/15/2007                                                      1,299,375
          500,000  Building Materials Corp. of America, Sr. Note, 8.00%, 10/15/2007          468,750
        1,350,000  Building Materials Corp. of America, Sr. Note, 8.625%, 12/15/2006       1,326,375
        2,425,000  (1)(2) Formica Corp., Sr. Sub. Note, 10.875%, 3/1/2009                  2,352,250

          925,000  (1)(2) Juno Lighting, Inc., Sr. Sub. Note, 11.875%, 7/1/2009              941,188
        1,000,000  (1)(2) NCI Building System, Inc., Sr. Sub. Note, 9.25%, 5/1/2009          970,000
                       Total                                                               7,848,688

                   BUSINESS EQUIPMENT & SERVICES--2.1%

        1,800,000  (1)(2) Avis Rent A Car, Inc., Sr. Sub. Note, 11.00%, 5/1/2009           1,836,000
        2,375,000  Dialog Corp., Sr. Sub. Note, 11.00%, 11/15/2007                         2,161,250
          750,000  (3) Electronic Retailing Systems International, Inc., Sr. Disc.
                   Note, 0/13.25%, 2/1/2004                                                  213,750
        3,625,000  Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%,            3,461,875
                   2/1/2008
        2,225,000  Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%,            2,124,875
                   2/1/2008
        3,800,000  U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008               2,413,000
          951,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005           1,046,100
          550,000  United Stationers Supply Co., Sr. Sub. Note, 8.375%, 4/15/2008            525,250
                       Total                                                              13,782,100

                   CABLE TELEVISION--10.6%

            8,979  (3) Australis Media Ltd., Sr. Disc. Note, 0/15.75%, 5/15/2003                  90
          525,000  (3) Australis Media Ltd., Unit, 0/14.00%, 5/15/2003                         5,250
          900,000  CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                          906,768
        3,350,000  CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013                    3,618,000
        2,300,000  CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005                     2,380,500
          325,000  CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006                      347,750
        6,050,000  (1)(2)(3) Charter Communications Holdings Capital Corp., Sr. Disc.

                   Note, 0/9.92%, 4/1/2011                                                 3,781,250
        4,675,000  (3) Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%,

                   2/15/2007                                                               3,669,875
        1,925,000  (3) Diamond Cable Communications PLC, Sr. Disc. Note, 0/11.75%,
                   12/15/2005                                                              1,742,125
        1,425,000  (3) Diva Systems Corp., Sr. Disc. Note, 0/12.625%, 3/1/2008               420,375
        7,525,000  (1)(2) Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009                   7,656,688
        4,250,000  (3) International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%,        3,729,375
                   2/1/2006

          400,000  (3) International Cabletel, Inc., Sr. Disc. Note, 0/12.75%,               387,000
                   4/15/2005
        1,400,000  Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005               1,466,500
        2,350,000  Lenfest Communications, Inc., Sr. Sub. Note, 8.25%, 2/15/2008           2,426,375
        5,600,000  (3) NTL, Inc., 0/12.375%, 10/1/2008                                     3,864,000
        9,125,000  (3) NTL, Inc., Sr. Note, 0/9.75%, 4/1/2008                              6,296,250
        2,475,000  NTL, Inc., Sr. Note, 11.50%, 10/1/2008                                  2,741,063
        2,200,000  Pegasus Communications Corp., Sr. Note, 9.625%, 10/15/2005              2,189,000
        1,900,000  Pegasus Communications Corp., Sr. Note, 9.75%, 12/1/2006                1,871,500
          825,000  Pegasus Media, Note, 12.50%, 7/1/2005                                     916,781
        2,750,000  (3) RCN Corp., Sr. Note, 0/11.00%, 7/1/2008                             1,725,625
          675,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,            732,375
                   12/1/2007
        1,525,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,          1,654,625
                   3/15/2005
        1,400,000  Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015         1,617,000
          350,000  Rogers Communications, Inc., Sr. Note, 8.875%, 7/15/2007                  354,375

        8,475,000  (3) TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                   7,606,313
        1,000,000  (1)(2)(3) TeleWest PLC, Sr. Disc. Note, 0/9.25%, 4/15/2009                665,000
          750,000  TeleWest PLC, Sr. Note, 11.25%, 11/1/2008                                 847,500
        3,350,000  (3) UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006          2,378,500
        3,900,000  (3) United International Holdings, Inc., Sr. Secd. Disc. Note,
                   0/10.75%, 2/15/2008                                                     2,613,000
                       Total                                                              70,610,828

                   CHEMICALS & PLASTICS--4.1%

          600,000  Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%, 12/15/2005                 594,000
        1,600,000  Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008                1,658,528
          400,000  Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005                               362,000
          150,000  Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007                               128,250
          300,000  (1)(2) General Chemical Industrial Products, Inc., Sr. Sub. Note,
                   10.625%, 5/1/2009                                                         303,750
        3,575,000  (1)(2) Huntsman Corp., Sr. Sub. Note, 9.50%, 7/1/2007                   3,414,125
        2,200,000  (1)(2) Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009     2,230,250
        1,825,000  ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                          1,820,438
        1,108,000  ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                           1,121,850
        4,350,000  (1)(2) Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009          4,502,250
        3,650,000  Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008                     3,476,625
        3,550,000  Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007                     3,416,875
        1,700,000  (3) Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%,          501,500
                   8/15/2008

        2,025,000  Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006              1,569,375
        2,500,000  Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006            2,237,500
                       Total                                                              27,337,316

                   CLOTHING & TEXTILES--1.2%

        1,000,000  Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%,           1,005,000
                   1/15/2007
          675,000  Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                           280,125
        1,550,000  GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                             1,309,750
        1,625,000  Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007                         1,438,125
        1,575,000  Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                      1,496,250
        2,150,000  Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007                       2,166,125
                       Total                                                               7,695,375

                   CONGLOMERATE--0.5%

        3,350,000  Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008          3,199,250
                   CONSUMER PRODUCTS--4.7%

        3,350,000  Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008                     2,763,750
        1,150,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                   1,167,250
        1,850,000  Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007                1,535,500
        3,200,000  Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008                          3,088,000
          325,000  Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008         261,625
          925,000  (3) Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009            189,625
          950,000  NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007                              821,750

        2,920,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003         2,978,400
        1,000,000  Revlon Consumer Products Corp., Sr. Note, 8.125%, 2/1/2006                985,000
        7,750,000  Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/2008         7,362,500
        1,100,000  (1)(2) Scotts Co., Sr. Sub. Note, 8.625%, 1/15/2009                     1,083,500
        1,100,000  (2)(3) Sealy Mattress Co., Company Guarantee, 0/10.875%, 12/15/2007       720,500
          425,000  Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007                     418,625
        1,000,000  (1)(2) Simmons Co., Sr. Sub. Note, 10.25%, 3/15/2009                    1,022,500
          675,000  (1)(2) Sleepmaster LLC, Sr. Sub. Note, 11.00%, 5/15/2009                  695,250
        1,300,000  (1)(2) The Boyds Collection, Ltd., Sr. Sub. Note, 9.00%, 5/15/2008      1,287,000
        1,375,000  (1)(2) True Temper Sports, Inc., Sr. Sub. Note, 10.875%, 12/1/2008      1,175,625
        1,300,000  (1)(2) United Industries Corp., Sr. Sub. Note, 9.875%, 4/1/2009         1,179,750
        2,100,000  (1)(2) Volume Services America, Inc., Sr. Sub. Note, 11.25%,            2,320,500
                   3/1/2009

                       Total                                                              31,056,650

                   CONTAINER & GLASS PRODUCTS--1.0%

          650,000  (1)(2) Consolidated Container Company LLC, Sr. Sub. Note, 10.125%,
                   7/15/2009                                                                 662,188
        1,000,000  Plastic Containers, Inc., Sr. Secd. Note, 10.00%, 12/15/2006            1,133,050
        2,850,000  (1)(2) Russell Stanley Holdings, Inc., Sr. Sub. Note, 10.875%,          2,793,000
                   2/15/2009

        2,100,000  Tekni-Plex, Inc., Sr. Sub. Note, 9.25%, 3/1/2008                        2,047,500
                       Total                                                               6,635,738
                   ECOLOGICAL SERVICES & EQUIPMENT--1.5%

       10,500,000  Allied Waste North America, Inc., Company Guarantee, 7.875%,            9,765,000
                   1/1/2009
                   ELECTRONICS--1.1%

          675,000  (1)(2) Cherokee International, LLC, Sr. Sub. Note, 10.50%, 5/1/2009       675,000
          975,000  (1)(2) Fairchild Semiconductor Corp., Sr. Sub. Note, 10.375%,             960,375
                   10/1/2007

        4,625,000  Telecommunications Techniques Co., LLC, Sr. Sub. Note, 9.75%,           4,578,750
                   5/15/2008
        1,300,000  Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                        1,144,000
                       Total                                                               7,358,125
                   FARMING & AGRICULTURE--0.1%

          600,000  (1)(2) Royster-Clark, Inc., 1st Mtg. Note, 10.25%, 4/1/2009               597,000
                   FOOD & DRUG RETAILERS--0.2%

          825,000  Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004                730,125
        2,125,000  Jitney-Jungle Stores of America, Inc., Sr. Sub. Note, 10.375%,            754,375
                   9/15/2007

                       Total                                                               1,484,500

                   FOOD PRODUCTS--1.8%

        3,150,000  Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008             3,268,125
        1,325,000  Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007                    1,378,000
        2,550,000  Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008               2,282,250
        2,375,000  International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006       2,517,500
        2,575,000  (1)(2) Triarc Consumer Products Group, LLC, Sr. Sub. Note, 10.25%,
                   2/15/2009                                                               2,549,250
                       Total                                                              11,995,125

                   FOOD SERVICES--1.8%

        1,750,000  Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008                 1,706,250
        1,100,000  AmeriServe Food Distribution, Inc., Sr. Note, 8.875%, 10/15/2006        1,017,500
        5,200,000  AmeriServe Food Distribution, Inc., Sr. Sub. Note, 10.125%,             4,446,000

                   7/15/2007

        2,000,000  Carrols Corp., Company Guarantee, 9.50%, 12/1/2008                      1,885,000
        2,700,000  Domino's, Inc., Company Guarantee, 10.375%, 1/15/2009                   2,733,750
          100,000  (3) Nebco Evans Holding Co., Sr. Disc. Note, 0/12.375%, 7/15/2007          50,500
                       Total                                                              11,839,000
                   FOREST PRODUCTS--0.8%

          600,000  Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                    632,250
          950,000  (1)(2) Packaging Corp. of America, Sr. Sub. Note, 9.625%, 4/1/2009        969,000

        1,250,000  S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                     1,346,875
        1,175,000  Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                      1,239,625
        1,100,000  Stone Container Corp., Sr. Note, 12.58%, 8/1/2016                       1,193,500
          250,000  Stone Container Corp., Unit, 9.875%, 4/1/2002                             251,875
                       Total                                                               5,633,125
                   HEALTHCARE--3.9%

          500,000  Alliance Imaging, Inc., Sr. Sub. Note, 9.232%, 12/15/2005                 455,000
        1,900,000  Alliance Imaging, Inc., Sr. Sub. Note, 9.625%, 12/15/2005               1,805,000
        3,000,000  CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008                           2,985,000
        2,925,000  Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006              3,100,500
        1,200,000  Everest Healthcare Services Corp., Sr. Sub. Note, 9.75%, 5/1/2008       1,158,000
          650,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006            516,750
        1,850,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.875%, 1/15/2009         1,489,250
        1,000,000  (1)(2) Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%,            1,020,000

                   6/15/2009

          650,000  Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008           542,750
        1,000,000  Kinetic Concepts, Inc., Company Guarantee, 9.625%, 11/1/2007              885,000
          500,000  Tenet Healthcare Corp., Sr. Note, 7.625%, 6/1/2008                        468,750
        1,800,000  Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                      1,764,000
        6,100,000  Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008                5,795,000
        2,400,000  Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007                2,364,000
        1,350,000  (1)(2) Triad Hospitals Holdings, Inc., Sr. Sub. Note, 11.00%,           1,380,375
                   5/15/2009

                       Total                                                              25,729,375

                   HOME PRODUCTS & FURNISHINGS--0.4%

        3,225,000  (2)(3) Falcon Building Products, Inc., Sr. Sub. Disc. Note,

                   0/10.50%, 6/15/2007                                                     2,193,000
          375,000  Falcon Building Products, Inc., Sr. Sub. Note, 9.50%, 6/15/2007           358,125
                       Total                                                               2,551,125

                   HOTELS, MOTELS, INNS & CASINOS--1.9%

          975,000  Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                   999,375
        3,600,000  Florida Panthers Holdings, Inc., Company Guarantee, 9.875%,             3,438,000
                   4/15/2009

        6,600,000  HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008              6,121,500
        2,175,000  HMH Properties, Inc., Sr. Note, Series C, 8.45%, 12/1/2008              2,077,125
                       Total                                                              12,636,000

                   INDUSTRIAL PRODUCTS & EQUIPMENT--3.6%

        2,175,000  Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007                        2,229,375
        1,600,000  Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005        1,720,000
        1,650,000  Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007              1,361,250
        2,175,000  Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006             2,207,625
          520,000  Hawk Corp., Sr. Note, 10.25%, 12/1/2003                                   538,200
        1,850,000  (1)(2) Hexcel Corporation, Sr. Sub. Note, 9.75%, 1/15/2009              1,822,250
        1,600,000  ISG Resources, Inc., Sr. Sub. Note, 10.00%, 4/15/2008                   1,648,000
          750,000  International Utility Structures, Inc., Sr. Sub. Note, 10.75%,            755,625
                   2/1/2008
          650,000  Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%,                689,000
                   8/15/2005
          575,000  Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%,                609,500
                   8/15/2005
        3,000,000  MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                    3,090,000
        1,975,000  Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                          1,945,375
          650,000  (1)(2) Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                     640,250
        1,200,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                   1,245,000
        3,800,000  WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008               3,695,500
                       Total                                                              24,196,950

                   LEISURE & ENTERTAINMENT--3.4%

        3,392,000  (3) AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006           2,086,080
        2,400,000  Loews Cineplex Entertainment Corp., Sr. Sub. Note, 8.875%, 8/1/2008     2,304,000
        5,925,000  (3) Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008             3,962,344
        1,325,000  Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                        1,420,851
          575,000  Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006                            579,313
        2,600,000  Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007                         2,639,000
        6,450,000  Regal Cinemas, Inc., Sr. Sub. Note, 9.50%, 6/1/2008                     6,095,250
        2,925,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 12.25%, 6/15/2005           3,276,000
                       Total                                                              22,362,838

                   MACHINERY & EQUIPMENT--2.9%

        1,147,000  Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                  1,164,205
        1,775,000  Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006             1,553,125
        1,425,000  Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008                 1,389,375
        1,675,000  (1)(2) Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009                1,658,250
        1,050,000  National Equipment Services, Inc., Sr. Sub. Note, 10.00%,               1,071,000
                   11/30/2004

        3,425,000  National Equipment Services, Inc., Sr. Sub. Note, Series C,

                   10.00%, 11/30/2004                                                      3,493,500
        2,800,000  NationsRent, Inc., Company Guarantee, 10.375%, 12/15/2008               2,800,000
        3,300,000  United Rentals, Inc., Company Guarantee, 9.25%, 1/15/2009               3,267,000
        2,800,000  (1)(2) United Rentals, Inc., Sr. Sub. Note, 9.00%, 4/1/2009             2,765,000
                       Total                                                              19,161,455

                   METALS & MINING--1.1%

        3,250,000  (1)(2) AEI Holding Co., Inc., Sr. Note, 10.50%, 12/15/2005              3,241,875
        3,300,000  (1)(2) AEI Resources, Inc., Sr. Sub. Note, 11.50%, 12/15/2006           3,258,750
          650,000  Murrin Murrin Holdings Pty Ltd., Sr. Secd. Note, 9.375%, 8/31/2007        572,000
                       Total                                                               7,072,625
                   OIL & GAS--3.1%

        1,500,000  Chiles Offshore, LLC, Sr. Note, 10.00%, 5/1/2008                        1,282,500
          675,000  (1)(2) Comstock Resources, Inc., Sr. Note, 11.25%, 5/1/2007               688,500
        4,000,000  Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008            2,950,000
          475,000  DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                           422,750
        3,250,000  (4) Dailey Petroleum Services Corp., Company Guarantee, 9.50%,          2,080,000
                   2/15/2008
        1,775,000  Forcenergy, Inc., Sr. Sub. Note, 8.50%, 2/15/2007                       1,251,375
        1,325,000  Forcenergy, Inc., Sr. Sub. Note, 9.50%, 11/1/2006                         934,125
        1,075,000  Nuevo Energy Co., Sr. Sub. Note, 8.875%, 6/1/2008                       1,048,125
          300,000  Ocean Rig Norway AS, Company Guarantee, 10.25%, 6/1/2008                  211,500
        1,500,000  Pogo Producing Co., Sr. Sub. Note, Series B, 10.375%, 2/15/2009         1,567,500
        2,225,000  Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007              2,213,875
        2,000,000  (1)(2) R&B Falcon Corp., Sr. Note, 12.25%, 3/15/2006                    2,060,000
          850,000  (1)(2) RBF Finance Co., Sr. Note, 11.375%, 3/15/2009                      888,250
          900,000  The Houston Exploration Co., Sr. Sub. Note, 8.625%, 1/1/2008              877,500
          600,000  (3) Universal Compression Holdings, Inc., Sr. Disc. Note,
                   0/11.375%, 2/15/2009                                                      364,500
        3,100,000  (3) Universal Compression Holdings, Inc., Sr. Disc. Note,
                   0/9.875%, 2/15/2008                                                     1,960,750

                       Total

                   PRINTING & PUBLISHING--1.2%

        1,000,000  (1)(2) Cadmus Communications Corp., Sr. Sub. Note, 9.75%, 6/1/2009      1,007,500
        1,875,000  Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%, 10/1/2009          1,828,125
        1,000,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%,         1,032,500

                   2/1/2006

        1,900,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%,         1,957,000
                   3/15/2007
          900,000  K-III Communications Corp., Company Guarantee, Series B, 8.50%,
                   2/1/2006                                                                  868,500
        1,200,000  Ziff-Davis, Inc., Sr. Sub. Note, 8.50%, 5/1/2008                        1,128,000
                       Total
                   REAL ESTATE--0.2%

        1,156,000  Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                      1,254,260
                   RETAILERS--0.2%

          975,000  Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004                     996,938
                   SERVICES--1.6%

        1,300,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                            1,430,000
        7,700,000  (3) Crown Castle International Corp., Sr. Disc. Note, 0/10.375%,        4,552,625

                   5/15/2011

        2,750,000  SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                            2,351,250
        2,000,000  (1)(2) URS Corp., Sr. Sub. Note, 12.25%, 5/1/2009                       2,030,000
                       Total                                                              10,363,875

                   STEEL--0.9%

        2,900,000  Metals USA, Inc., Sr. Sub. Note, 8.625%, 2/15/2008                      2,718,750
        1,700,000  National Steel Corp., 1st Mtg. Bond, 9.875%, 3/1/2009                   1,742,500
        1,350,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                         1,417,568
                       Total

                   SURFACE TRANSPORTATION--1.9%

        1,850,000  Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                      1,766,750
        1,025,000  (4) AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,                  61,500
                   11/15/2005

        2,075,000  Gearbulk Holding Ltd., Sr. Note, 11.25%, 12/1/2004                      2,142,438
        1,100,000  (1)(2) Railworks Corp., Sr. Sub. Note, 11.50%, 4/15/2009                1,108,250
        3,750,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                  3,768,750
        2,275,000  Stena AB, Sr. Note, 8.75%, 6/15/2007                                    2,087,313
        1,000,000  Stena Line AB, Sr. Note, 10.625%, 6/1/2008                                757,500
        1,050,000  (1)(2) The Holt Group, Inc., Sr. Note, 9.75%, 1/15/2006                   698,250
                       Total

                   TELECOMMUNICATIONS & CELLULAR--23.1%

        3,350,000  American Cellular Corp., Sr. Note, 10.50%, 5/15/2008                    3,450,500
        1,200,000  Arch Communications, Inc., Sr. Note, Series B, 12.75%, 7/1/2007         1,032,000
        3,400,000  (3) Call-Net Enterprises, Inc., Sr. Disc. Note, 0/10.80%, 5/15/2009     1,887,000
        6,250,000  (3) Call-Net Enterprises, Inc., Sr. Disc. Note, 0/8.94%, 8/15/2008      3,531,250
        2,725,000  (3) Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007      1,744,000
        2,550,000  (1)(2) Centennial Cellular Corp., Sr. Sub. Note, 10.75%, 12/15/2008     2,658,375
        3,500,000  (1)(2)(3) Dolphin Telecom PLC, Sr. Disc. Note, 0/14.00%, 5/15/2009      1,732,500
        1,550,000  (3) E.Spire Communications, Inc., Sr. Disc. Note, 0/12.75%,               813,750
                   4/1/2006

          575,000  (3) E.Spire Communications, Inc., Sr. Disc. Note, 0/13.00%,               313,375
                   11/1/2005
        2,500,000  Hermes Europe Railtel  B.V., Sr. Note, 10.375%, 1/15/2009               2,537,500
        3,775,000  Hermes Europe Railtel  B.V., Sr. Note, 11.50%, 8/15/2007                3,973,188
          500,000  (3) ICG Holdings, Inc., Sr. Disc. Note, 0/11.625%, 3/15/2007              338,580
        5,200,000  (3) ICG Holdings, Inc., Sr. Disc. Note, 0/12.50%, 5/1/2006              4,058,132
        3,200,000  IXC Communications, Inc., Sr. Sub. Note, 9.00%, 4/15/2008               3,076,000
        5,325,000  (3) Intermedia Communications, Inc., Sr. Disc. Note, 0/11.25%,          3,860,625
                   7/15/2007

        3,575,000  (3) Intermedia Communications, Inc., Sr. Disc. Note, 0/12.50%,          2,985,125
                   5/15/2006
        3,400,000  (3) Intermedia Communications, Inc., Sr. Disc. Note, Series B,
                   0/12.25%, 3/1/2009                                                      1,946,500
        3,100,000  Intermedia Communications, Inc., Sr. Note, 8.60%, 6/1/2008              2,898,500
          575,000  Intermedia Communications, Inc., Sr. Note, 8.875%, 11/1/2007              547,688
       10,500,000  (3) Level 3 Communications, Inc., Sr. Disc. Note, 0/10.50%,             6,523,125
                   12/1/2008
        9,950,000  Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008                9,862,938
        4,100,000  (3) McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007                    3,167,250
        1,900,000  (1)(2) McLeod, Inc., Sr. Note, 8.125%, 2/15/2009                        1,757,500
          350,000  McLeod, Inc., Sr. Note, 8.375%, 3/15/2008                                 331,625
        1,050,000  McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                                1,050,000
        2,300,000  McLeod, Inc., Sr. Note, 9.50%, 11/1/2008                                2,311,500
        2,450,000  (3) MetroNet Communications Corp., Sr. Disc. Note, 0/10.75%,            1,960,000
                   11/1/2007

        1,025,000  MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007              1,186,438
        6,050,000  (3) MetroNet Escrow Corp., Sr. Disc. Note, 0/9.95%, 6/15/2008           4,507,250
        1,375,000  (1)(2) MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008              1,557,188
        5,425,000  (3) Millicom International Cellular S.A., Sr. Disc. Note,               3,992,875
                   0/13.50%, 6/1/2006

        5,375,000  (3) NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%,              3,950,625
                   9/15/2007
       12,950,000  (3) NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.95%, 2/15/2008     8,967,875
        7,200,000  (3) NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.25%,            4,248,000
                   6/1/2009

        3,500,000  (3) NEXTLINK Communications, Inc., Sr. Disc. Note, 0/9.45%,             2,117,500
                   4/15/2008
        1,900,000  NEXTLINK Communications, Inc., Sr. Note, 10.75%, 6/1/2009               1,961,750
        2,200,000  NEXTLINK Communications, Inc., Sr. Note, 9.00%, 3/15/2008               2,084,500
           50,000  NEXTLINK Communications, Inc., Sr. Note, 9.625%, 10/1/2007                 48,750
        1,400,000  (3) Nextel International, Inc., Sr. Disc. Note, 0/12.125%,                712,250
                   4/15/2008

        1,725,000  (1)(2)(3) Nextel Partners, Inc., Sr. Disc. Note, 0/14.00%, 2/1/2009       996,188
        2,850,000  Orange PLC, Sr. Note, 8.00%, 8/1/2008                                   2,721,750
        3,750,000  Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008                 2,906,250

          500,000  Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                    387,500
        1,750,000  Pathnet, Inc., Unit, 12.25%, 4/15/2008                                    866,250
        3,000,000  PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005                               3,000,000
        1,725,000  PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008                               1,819,875
          175,000  (3) Qwest Communications International, Inc., Sr. Disc. Note,
                   0/8.29%, 2/1/2008                                                         130,375
        3,525,000  (3) Qwest Communications International, Inc., Sr. Disc. Note,
                   0/9.47%, 10/15/2007                                                     2,740,688
        1,625,000  Qwest Communications International, Inc., Sr. Note, 10.875%,            1,844,375
                   4/1/2007
        3,500,000  Qwest Communications International, Inc., Sr. Note, Series B,
                   7.50%, 11/1/2008                                                        3,430,000
        5,125,000  Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007             5,137,813
          825,000  (1)(2) Tele1 Europe B.V., Unit, 13.00%, 5/15/2009                         866,250
          575,000  (3) Telesystem International Wireless, Inc., Sr. Disc. Note,
                   0/10.50%, 11/1/2007                                                       255,875
        5,525,000  (3) Telesystem International Wireless, Inc., Sr. Disc. Note,
                   0/13.25%, 6/30/2007                                                     2,845,375
        3,700,000  (3) Teligent, Inc., Sr. Disc. Note, 0/11.50%, 3/1/2008                  2,275,500
        2,700,000  Teligent, Inc., Sr. Note, 11.50%, 12/1/2007                             2,713,500
        2,000,000  (1)(2)(3) Tritel PCS, Inc., Sr. Sub. Disc. Note, 0/12.75%,              1,100,000
                   5/15/2009

        4,350,000  (3) Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008                2,827,500
        1,400,000  US Xchange, LLC, Sr. Note, 15.00%, 7/1/2008                             1,459,500
        1,000,000  USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                815,000
        1,675,000  Verio, Inc., Sr. Note, 11.25%, 12/1/2008                                1,762,934
          750,000  (1)(2) Viatel, Inc., Sr. Note, 11.50%, 3/15/2009                          776,250
        3,850,000  (3) Viatel, Inc., Unit, 0/12.50%, 4/15/2008                             2,483,250
        1,825,000  Viatel, Inc., Unit, 11.25%, 4/15/2008                                   1,870,620
                       Total

                   UTILITIES--1.0%

        1,000,000  CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                              942,890
        2,250,000  (1)(2)(4) Caithness Coso Funding Corp., Sr. Secd. Note, 9.05%,          2,238,750
                   12/15/2009

        1,700,000  El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                    1,911,327
        2,200,000  (3) Niagara Mohawk Power Corp., Sr. Disc. Note, Series H, 0/8.50%,

                   7/1/2010                                                                1,654,024

                       Total

                       TOTAL CORPORATE BONDS (IDENTIFIED COST $660,649,139)              635,221,300

COMMON STOCKS--0.0%

                   CABLE TELEVISION--0.0%

              676  (4) Pegasus Communications Corp. Class A                                   26,660
                   METALS & MINING--0.0%

           57,533  (4) Royal Oak Mines, Inc.                                                     575
                   PRINTING & PUBLISHING--0.0%

              500  (4) Affiliated Newspaper Investments, Inc.                                 75,000
                       TOTAL COMMON STOCKS (IDENTIFIED COST $17,273)                         102,235

PREFERRED STOCKS--3.0%

                   BANKING--0.1%

           27,000  California Federal Preferred Capital Corp., REIT Perpetual Pfd.
                   Stock, Series A, $2.28                                                    708,750
                   BROADCAST RADIO & TV--0.9%

            1,250  Benedek Communications Corp., Sr. Exchangeable PIK                        956,250
            2,251  Capstar Broadcasting Corp., Cumulative Exchangeable Pfd. Stock,           273,497
                   Series E

           12,360  Capstar Broadcasting Partners, Inc., Sr. Pfd., $12.00                   1,436,933
            1,428  Cumulus Media, Inc., Cumulative Sr. Red. Pfd. Stk., Series A, $3.44     1,582,068
           16,550  Sinclair Broadcast Group, Inc., Cumulative Pfd., $11.63                 1,746,025
                       Total                                                               5,994,773
                   CABLE TELEVISION--0.3%

            1,715  Pegasus Communications Corp., Cumulative PIK Pfd., Series A, 12.75%     1,775,883
                   FOOD SERVICES--0.0%

            6,019  Nebco Evans Holding Co., Exchangeable Pfd. Stock                          237,751
                   FOREST PRODUCTS--0.1%

            5,250  (1)(2)(4) Packaging Corp. of America, Sr. Exchangeable PIK                555,188
                   HEALTHCARE--0.0%

            3,923  River Holding Corp., Sr. Exchangeable PIK                                 275,591
                   INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%

            1,050  Fairfield Manufacturing Co., Inc., Cumulative Exchangeable Pfd.         1,080,188
                   Stock
                   OIL & GAS--0.2%

            1,400  (1)(2)(4) R&B Falcon Corp., Unit, 13.875%                               1,428,700
                   PRINTING & PUBLISHING--1.0%

            9,750  Primedia, Inc., Cumulative Pfd., Series D, $10.00                       1,001,813
           39,650  Primedia, Inc., Exchangeable Pfd. Stock, Series G, $2.16                3,647,800
           17,450  Primedia, Inc., Pfd., $9.20                                             1,736,275
                       Total                                                               6,385,888

                   TELECOMMUNICATIONS & CELLULAR--0.2%

              495  NEXTEL Communications, Inc., Cumulative PIK Pfd., Series D, 13.00%        537,075
              830  NEXTEL Communications, Inc., Exchangeable Pfd. Stock, Series E            834,150

                       Total                                                               1,371,225

                       TOTAL PREFERRED STOCKS (IDENTIFIED COST $20,189,103)               19,813,937

WARRANTS --0.0%

                   BUSINESS EQUIPMENT & SERVICES--0.0%

              750  (1)(2)(4) Electronic Retailing Systems International, Inc.,                 3,750
                   Warrants
                   CABLE TELEVISION--0.0%

              600  (1)(2)(4) Australis Holdings Property Ltd., Warrants                            0
               27  (1)(2)(4) CS Wireless Systems, Inc.                                             4
            4,275  Diva Systems Corp., Warrants                                               51,300
            1,000  Pegasus Communications Corp., Warrants                                     60,500
            2,400  UIH Australia/Pacific, Warrants                                             2,700
              900  (4) Wireless One, Inc., Warrants                                                0
                       Total
                   CHEMICALS & PLASTICS--0.0%

              875  (4) Sterling Chemicals Holdings, Inc., Warrants                            13,125
                   CONSUMER PRODUCTS--0.0%

              500  (1)(2)(4) IHF Capital, Inc., Warrants                                         250
                   STEEL--0.0%

              250  (1)(2)(4) Bar Technologies, Inc., Warrants                                  5,000
                   TELECOMMUNICATIONS & CELLULAR--0.0%

            1,025  (1)(2)(4) MetroNet Communications Corp., Warrants                          76,872
            1,750  (1)(2)(4) Pathnet, Inc., Warrants                                          17,719
                       Total

                       TOTAL WARRANTS (IDENTIFIED COST $52,254)                              231,220

REPURCHASE AGREEMENT (5)--1.1%

       $7,050,000  Goldman Sachs Group, LP, 5.25%, dated 6/30/1999, due 7/1/1999
                   (AT AMORTIZED COST)                                                     7,050,000
                       TOTAL INVESTMENTS (IDENTIFIED COST $687,957,769)(6)              $662,418,692

      (1) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 1999, these securities amounted to $98,108,039 which represents 14.8% of net assets.

      (2) Denotes a restricted security that has been deemed liquid by criteria approved by the fund's board of directors.

      (3) Denotes a Zero Coupon bond with effective rate at time of purchase.
      (4) Non-income producing security. (5) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

      (6) The cost of investments for federal tax purposes amounts to $687,957,769. The net unrealized depreciation of investments on a federal tax basis amounts to $(25,539,077) which is comprised of $9,452,448 appreciation and $(34,991,525) depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($664,085,851) at June 30, 1999.

The following acronyms are used throughout this portfolio:

GTD            --Guaranty
PIK            --Payment in Kind
PLC            --Public Limited Company

REIT           --Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and tax                         662,418,692      $
cost $687,957,769)
Cash                                                                                        2,231
Income receivable                                                                      12,009,739

   Total assets                                                                       674,430,662

LIABILITIES:

Payable for investments purchased                                     $   4,782,230
Income distribution payable                                               5,551,795
Accrued expenses                                                             10,786
   Total liabilities                                                                   10,344,811

Net Assets for 72,629,373 shares outstanding                                          664,085,851    $
NET ASSETS CONSIST OF:

Paid in capital                                                                       689,297,678                     $
Net unrealized depreciation of investments                                            (25,539,077 )
Accumulated net realized gain on investments                                              297,440
Undistributed net investment income                                                        29,810

   Total Net Assets                                                                   664,085,851                     $
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:

$664,085,851 / 72,629,373 shares outstanding                                                $9.14

 (See Notes which are an integral part of the Financial Statements) INVESTMENT
INCOME:

Dividends 1,054,694 $
Interest                                                                                    29,754,030
   Total income                                                                             30,808,724
EXPENSES:
Custodian fees                                                               $    7,836
Transfer and dividend disbursing agent fees and expenses                          8,460
Directors'/Trustees' fees                                                         1,909
Auditing fees                                                                    15,941
Portfolio accounting fees                                                        48,658
Insurance premiums                                                                1,985
Miscellaneous                                                                       292
   Total expenses                                                                85,081
         Net investment income                                                              30,723,643
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments                                                            (1,115,519)
Net change in unrealized depreciation of investments                                        (11,510,15)

   Net realized and unrealized loss on investments                                          (12,625,67)

      Change in net assets resulting from operations                                        18,097,967    $
(See Notes which are an integral part of the Financial Statements)
                                                          Six Months

                                                             Ended            Period Ended
                                                          (unaudited)         December 31,

                                                           June 30,             1998 (1)
                                                             1999
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--

Net investment income                                        30,723,643           38,806,486
Net realized gain (loss) on investments
($(1,115,519) and $4,105,121, respectively, as               (1,115,519 )          4,134,201
computed for federal tax purposes)
Net change in unrealized depreciation                       (11,510,157 )        (14,028,920 )
   Change in net assets resulting from operations            18,097,967           28,911,767
DISTRIBUTIONS TO SHAREHOLDERS--

Distributions from net investment income                    (30,723,643 )        (38,806,486 )
Distributions from net realized gains                                --           (2,691,432 )
   Change in net assets resulting from

distributions to                                            (30,723,643 )        (41,497,918 )
   shareholders

SHARE TRANSACTIONS--

Proceeds from sale of shares                                131,300,000          736,754,432
Net asset value of shares issued to shareholders in
payment of distributions declared                            25,186,345           41,468,846
Cost of shares redeemed                                     (41,580,728 )       (203,831,217 )
   Change in net assets resulting from share                114,905,617          574,392,061
transactions

      Change in net assets                                  102,279,941          561,805,910
NET ASSETS:

Beginning of period                                         561,805,910                   --
End of period                                               664,085,851          561,805,910

(1) For the period from February 2, 1998 (start of business) to December 31, 1998. The Fund had no public investment. (See Notes which are an integral part of the Financial Statements)

                                         PERIOD
                                         ENDED

                                       (UNAUDITED)

                                        JUNE 30,

                                        1999 (1)

NET ASSET VALUE, BEGINNING OF PERIOD    $10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income                     0.23

Net realized and unrealized loss on      (0.26 )

investments

Total from investment operations         (0.03 )

LESS DISTRIBUTIONS

Distributions from net investment        (0.23 )

income

NET ASSET VALUE, END OF PERIOD           $9.74
TOTAL RETURN (2)                         (0.35 )%

RATIOS TO AVERAGE NET ASSETS

Expenses                                  0.05 %(3)
Net investment income                     6.46 %(3)

SUPPLEMENTAL DATA

Net assets, end of period (000         $227,901
omitted)
Portfolio turnover                         103 %

(1) For the period from February 22, 1999 (start of business) to June 30, 1999. The Fund had no public investment. (2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)   Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

1.  ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust was created through the purchase of securities from other Federated Funds and consists of two portfolios, the High Yield Bond Portfolio (the "Fund") and the Federated Mortgage Core Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS - Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

    REPURCHASE AGREEMENTS - It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to market discount reclasses.

    FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER - Investment transactions are accounted for on the trade date.

3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                        SIX MONTHS
                                                           ENDED         PERIOD ENDED
                                                         JUNE 30,         DECEMBER 31,
                                                           1999            1998 (1)
                                                           ----            --------
Shares sold                                                14,036,128        76,779,274
Shares issued to shareholders in payment of                 2,683,351         4,340,172
distributions declared
Shares redeemed                                           (4,475,226)      (20,734,326)
                                                          -----------      ------------
     Net change resulting from share transactions          12,244,253        60,385,120
                                                           ==========        ==========


(1) For the period from February 2, 1998 (date of initial public investment) to December 31, 1998. The Fund had no public investment.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE - Federated Investment Management Company, is the Portfolio's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment advisory services at no fee.

    ADMINISTRATIVE FEE - Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc. ("Federated") provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolio. FServ provides these services at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated. For the period ended June 30, 1999, the Fund did not pay or accrue an administrative fee.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended June 30, 1999, were as follows:

           PURCHASES                $ 296,107,650
                                    -------------
       ---------------------------
           SALES                    $ 149,465,964
                                    -------------
       ---------------------------


6.  YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The following is the Semi-Annual Report for Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, covering the six-month period ended June 30, 1999. If you have any questions or comments, please contact your investment representative.



   PRINCIPAL
     AMOUNT                                                                       VALUE
MORTGAGE BACKED SECURITIES--100.0%

                  FEDERAL HOME LOAN MORTGAGE CORPORATION -10.4%

     $17,915,307  6.500%, 4/1/2029                                                 17,310,666
       1,838,885  7.000%, 12/1/2011 - 7/1/2013                                      1,849,317
       3,028,510  7.500%, 12/1/2022                                                 3,064,997
         727,202  8.000%, 5/1/2006 - 10/1/2010                                        748,231
         310,106  8.500%, 9/1/2025 - 1/1/2026                                         324,143
         275,252  9.000%, 5/1/2017                                                    293,402
          55,946  9.500%, 4/1/2021                                                     59,583
                      Total

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -43.8%

      29,926,434  6.000%, 12/1/2013 -8/1/2029                                      28,646,303
      43,537,606  6.500%, 2/1/2009 - 4/1/2029                                      42,070,006
      13,201,445  7.000%, 7/1/2010 - 7/1/2029                                      13,112,621
      10,026,173  7.500%, 6/1/2011 - 9/1/2029                                      10,149,535
       4,972,484  8.000%, 7/1/2023 - 8/1/2027                                       5,103,827
         280,653  8.500%, 8/1/2023 - 2/1/2025                                         294,063
         460,604  9.000%, 11/1/2021 - 6/1/2025                                        490,021
                      Total

                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -45.8%

       8,839,637  6.000%, 6/15/2028 - 6/15/2029                                     8,272,031
      13,573,102  6.500%, 10/15/2028 - 5/15/2029                                   13,059,903
      49,954,138  7.000%, 9/15/2027 - 8/15/2029                                    49,318,778
      16,157,173  7.500%, 6/20/2007 -8/15/2029                                     16,336,198
       9,809,666  8.000%, 2/15/2010 - 8/15/2029                                    10,101,519
       6,422,714  8.500%, 10/15/2017 - 6/15/2029                                    6,733,151
         258,403  9.000%, 10/15/2016 - 6/15/2025                                      274,907
         313,848  9.500%, 1/15/2019 - 12/15/2025                                      339,142
                      Total

                      TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST

                      $231,369,460)

REPURCHASE AGREEMENTS (1) --20.8%

       5,460,000  (2) Goldman Sachs Group, LP, 4.940%, dated 6/16/1999,

                  due 7/14/1999                                                     5,460,000
      37,509,000  (2) J.P. Morgan & Co., Inc., 4.920%, dated 6/22/1999,
                  due 7/22/1999                                                    37,509,000
       1,925,000  (2) Morgan Stanley Group, Inc., 4.900%, dated 6/14/1999,
                  due 7/14/1999                                                     1,925,000
       2,600,000  Societe Generale Securities Corp., 4.900%, dated
                  6/30/1999, due 7/1/1999                                           2,600,000

                      TOTAL REPURCHASE AGREEMENTS                                  47,494,000
                      TOTAL INVESTMENTS (IDENTIFIED COST $278,863,460)(3)        $275,446,344

     (1) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

     (2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

     (3) The cost of investments for federal tax purposes amounts to $278,863,460. The net unrealized depreciation of investments on a federal tax basis amounts to $3,417,116 which is comprised of $376,936 appreciation and $3,794,052 depreciation at June 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($227,901,085) at June 30, 1999.

The following acronym is used throughout this portfolio:

LP             --Limited Partnership

(See Notes which are an integral part of the Financial Statements)



FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
ASSETS:
Investments in repurchase agreements                                   $ 47,494,000
Investments in securities                                                227,952,344
Total investments in securities, at value (identified cost and                         275,446,344
tax cost $278,863,460)
Cash                                                                                          178
Income receivable                                                                       1,282,450
Receivable for investments sold                                                         1,905,126
   Total assets                                                                        278,634,098

LIABILITIES:

Payable for investments purchased                                      $ 49,522,419
Income distribution payable                                               1,199,069
Accrued expenses                                                             11,525
   Total liabilities                                                                   50,733,013

Net Assets for 23,407,277 shares outstanding                                           227,901,085
NET ASSETS CONSIST OF:

Paid in capital                                                                        233,644,866
Net unrealized depreciation of investments                                             (3,417,116 )

Accumulated net realized loss on investments                                           (2,274,183 )
Net operating loss                                                                        (52,482 )
   Total Net Assets                                                                    227,901,085
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

$227,901,085 / 23,407,277 shares outstanding                                                $9.74

 (See Notes which are an integral part of the Financial Statements) INVESTMENT
INCOME:

Interest (net of dollar roll expense of $40,795)                                            5,561,600
EXPENSES:

Custodian fees                                                               $    3,855
Transfer and dividend disbursing agent fees and expenses                          4,931
Directors'/Trustees' fees                                                           822
Auditing fees                                                                     9,864
Legal fees                                                                        2,877
Portfolio accounting fees                                                        13,974
Insurance premiums                                                                1,233
Miscellaneous                                                                     3,647
   Total expenses

         Net investment income                                                              5,520,397
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                                            (2,274,183)
Net change in unrealized depreciation of investments                                        (3,417,116)
   Net realized and unrealized loss on investments                                          (5,691,299)
      Change in net assets resulting from operations                                         (170,902 )

(a)  For the period from February 22, 1999 (start of business) to June 30, 1999.
     The Fund had no public investment.

(See Notes which are an integral part of the Financial Statements)
                                                         Period Ended

                                                          (unaudited)
                                                         June 30, 1999

                                                              (a)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--

Net investment income                                         5,520,397
Net realized loss on investments ($(2,274,183) as
computed for federal tax purposes)                           (2,274,183 )
Net change in unrealized depreciation                        (3,417,116 )
   Change in net assets resulting from operations              (170,902 )
DISTRIBUTIONS TO SHAREHOLDERS--

Distributions from net investment income                     (5,572,879 )
SHARE TRANSACTIONS--

Proceeds from sale of shares                                306,459,858
Net asset value of shares issued to shareholders in
payment of distributions declared                             4,366,465
Cost of shares redeemed                                     (77,181,457 )
   Change in net assets resulting from share                233,644,866
transactions

      Change in net assets                                  227,901,085

NET ASSETS:

Beginning of period                                                  --

End of period                                               227,901,085

(a) For the period from February 22, 1999 (start of business) to June 30, 1999. The Fund had no public investment.

 (See Notes which are an integral part of the Financial Statements)

                                         PERIOD
                                         ENDED

                                       (UNAUDITED)

                                        JUNE 30,

                                        1999 (1)

NET ASSET VALUE, BEGINNING OF PERIOD    $10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income                     0.23

Net realized and unrealized loss on      (0.26 )

investments

Total from investment operations         (0.03 )

LESS DISTRIBUTIONS

Distributions from net investment        (0.23 )

income

NET ASSET VALUE, END OF PERIOD           $9.74
TOTAL RETURN (2)                         (0.35 )%

RATIOS TO AVERAGE NET ASSETS

Expenses                                  0.05 %(3)
Net investment income                     6.46 %(3)

SUPPLEMENTAL DATA

Net assets, end of period (000         $227,901
omitted)
Portfolio turnover                         103 %

(1) For the period from February 22, 1999 (start of business) to June 30, 1999. The Fund had no public investment. (2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)   Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MORTGAGE CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

1.      ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust was created through the purchase of securities from other Federated Funds and consists of two portfolios, the Federated Mortgage Core Portfolio (the "Fund") and the Federated High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective, which is to provide total return, is intended for use by other Federated Funds that utilize some portion of mortgage backed securities. The Fund's portfolio of investments consists primarily of U.S. Treasury Bills, Notes, Bonds, Discount Notes and Mortgage Backed Securities issued or guaranteed by the U.S. Government.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS

    Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in otther open-ended regulated investment companies are valued at net asset value.

    REPURCHASE AGREEMENTS

    It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

    Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    FEDERAL TAXES

    It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER

    Investment transactions are accounted for on the trade date.

3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                    PERIOD ENDED

                                                      JUNE 30,

                                                       1999 (1)

Shares sold                                          30,728,926
Shares issued to shareholders in payment of            439,432
distributions declared
Shares redeemed                                      (7,761,081)
                                                     -----------
    Net change resulting from share transactions      23,407,277

(1) For the period from February 22, 1999 (start of business) to June 30, 1999. The Fund had no public investment.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE

    Federated Investment Management Company is the Portfolio's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment advisory services at no fee.

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since 1999. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Todd A. Abraham has been the Fund's portfolio manager since 1999. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

     Donald T. Ellenberger has been the Fund's portfolio manager since 1999. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

    ADMINISTRATIVE FEE

    Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc. ("Federated"), provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolio. FServ provides these services at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated. For the period ended June 30, 1999, the Fund did not pay or accrue an administrative fee.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

    FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES

     FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL

    Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1999, were as follows:

           PURCHASES                      $497,039,369

       -------------------------------
           SALES                          $249,979,557

       -------------------------------


6.  YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.